TRANSACTIONS - Schedule of Merger Costs (Details) (Merger Agreement, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 28, 2012
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	$ 58,690
Share-based compensation	18,260
Deferred debt financing fees	26,708
Professional fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	22,371
Sponsors' fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	10,000
Transaction related compensation
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	6,833
Other fees
Business Combination, Separately Recognized Transactions [Line Items]
Merger costs	1,226
ABL Facility
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	5,627
OpCo Notes
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	4,380
HoldCo Notes
Business Combination, Separately Recognized Transactions [Line Items]
Deferred debt financing fees	$ 16,701